CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net income/(loss)	$ (41,183)	$ (2,190)	$ (1,713)
Other comprehensive income (loss), net of tax of nil:
Change in cumulative foreign currency translation adjustments	(1,036)	269	(983)
Total comprehensive loss	(42,219)	(1,921)	(2,696)
Less: comprehensive (loss) income attributable to noncontrolling interest	(3,330)	289	(171)
Comprehensive loss attributable to RYB Education, Inc.	$ (38,889)	$ (2,210)	$ (2,525)